SUBSEQUENT EVENTS (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 12, 2018 USD ($)	Feb. 21, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Subsequent Events - Announced Acquisition of Primero Mining Corp. and Related Debt Financings [Member]
Statement [Line Items]
Number of instruments or interests issued or issuable	6,418,774
Equity interests of acquirer	$ 45.2
Subsequent Events - Announced Acquisition of Primero Mining Corp. and Related Debt Financings [Member] | Five year convertible debentures [Member]
Statement [Line Items]
Proceeds from issuing convertible debentures	$ 156.5
Borrowings, interest rate	1.875%
Description of conversion of debt to equity	The initial conversion rate for the convertible debentures will be 104.3297 common shares per $1,000 principal amount, equivalent to an initial conversion price of approximately $9.59 per share of First Majestic.
Subsequent Events - Announced Acquisition of Primero Mining Corp. and Related Debt Financings [Member] | Scotiabank commitment [Member]
Statement [Line Items]
Borrowings, interest rate basis	an interest rate of LIBOR plus a range from 2.25% to 3.50%, depending on certain financial parameters of the Company. A standby fee from 0.56% to 0.88% is also applicable for the undrawn portion of the revolving credit facility.
Proceeds from new credit facilities	$ 150.0
Revolving credit facilities	75.0
Proceeds from one year bridge loan	75.0
Subsequent Events - Announced Acquisition of Primero Mining Corp. and Related Debt Financings [Member] | Primero Mining Corp. [Member]
Statement [Line Items]
Convertible debentures	$ 75.0
Subsequent Events - Restructuring the streaming agreement at Primeros San Dimas silver-gold mine [Member]
Statement [Line Items]
Number of instruments or interests issued or issuable	20,914,590
Equity interests of acquirer	$ 147.4
Description of new stream arrangement	The new stream arrangement will be based on 25% of the gold equivalent production at San Dimas with ongoing payments of $600 per gold equivalent ounce delivered under the agreement.
Subsequent Events - Delisting from Bolsa Mexican Stock Exchange (BMV) [Member]
Statement [Line Items]
Amount place in trust to repurchase shares		$ 2.0
Shares repurchased and cancelled | shares		317,837
Subsequent Events - Share Buyback [Member]
Statement [Line Items]
Shares repurchased and cancelled | shares			230,000
Payments to acquire or redeem entity's shares			$ 1.3